Unit-based Compensation (Details)			12 Months Ended
	Jan. 08, 2015 independent_directors $ / shares shares	Jan. 20, 2014 independent_directors shares	Dec. 31, 2014 USD ($) $ / shares shares
Unit-based Compensation (Textual)
Number of non-employee directors | independent_directors		3
Unit-based compensation | $			$ 68,000
Subsequent Event [Member]
Unit-based Compensation (Textual)
Number of non-employee directors | independent_directors	3
Weighted average period of recognition for unrecognized compensation costs on nonvested units (percentage)	33.33%
VLP 2013 Incentive Compensation Plan [Member]
Unit-based Compensation (Textual)
Unit-based compensation | $			$ 68,000
VLP 2013 Incentive Compensation Plan [Member] | Subsequent Event [Member]
Unit-based Compensation (Textual)
Weighted-average grant date fair value, granted | $ / shares	$ 40.513
VLP 2013 Incentive Compensation Plan [Member] | Stock Compensation Plan [Member]
Unit-based Compensation (Textual)
Number of common units available to be awarded under incentive compensation plans			2,994,792
VLP 2013 Incentive Compensation Plan [Member] | Restricted Unit [Member]
Unit-based Compensation (Textual)
Restricted units granted in period		5,208
Vesting date, restricted units under 2013 ICP			Jan. 20, 2017
VLP 2013 Incentive Compensation Plan [Member] | Restricted Unit [Member] | Subsequent Event [Member]
Unit-based Compensation (Textual)
Restricted units granted in period	4,443
VLP 2013 Incentive Compensation Plan [Member] | Restricted Stock - Independent Director [Member]
Unit-based Compensation (Textual)
Restricted units granted in period		1,736
Weighted-average grant date fair value, granted | $ / shares			$ 34.575
Unrecognized unit-based compensation cost related to outstanding unvested units | $			$ 156,000
Weighted average period of recognition for unrecognized compensation costs on nonvested units (years)			2 years
VLP 2013 Incentive Compensation Plan [Member] | Restricted Stock - Independent Director [Member] | Subsequent Event [Member]
Unit-based Compensation (Textual)
Restricted units granted in period	1,481
VLP 2013 Incentive Compensation Plan [Member] | Distribution Equivalent Rights (DER) [Member]
Unit-based Compensation (Textual)
Distribution equivalent rights (DERs) granted in period		5,208
VLP 2013 Incentive Compensation Plan [Member] | Distribution Equivalent Rights (DER) [Member] | Subsequent Event [Member]
Unit-based Compensation (Textual)
Distribution equivalent rights (DERs) granted in period	4,443
VLP 2013 Incentive Compensation Plan [Member] | Distribution Equivalent Rights (DER) - Independent Director [Member]
Unit-based Compensation (Textual)
Distribution equivalent rights (DERs) granted in period		1,736
VLP 2013 Incentive Compensation Plan [Member] | Distribution Equivalent Rights (DER) - Independent Director [Member] | Subsequent Event [Member]
Unit-based Compensation (Textual)
Distribution equivalent rights (DERs) granted in period	1,481